UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)

Persimmon Long/Short Fund

Class I (LSEIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Persimmon Long/Short Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.persimmonfunds.com/documents. You can also request this information by contacting us at 1-855-233-8300.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	2.28%

Fund Statistics

Net Assets	$39,862,441
Number of Portfolio Holdings	380
Advisory Fee	$259,630
Portfolio Turnover	373%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	149.0%
Money Market Funds	2.5%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Information Technology	0.3%
Real Estate	1.5%
Money Market	1.7%
Materials	2.1%
Utilities	2.4%
Energy	3.8%
Consumer Staples	6.5%
Communications	6.8%
Industrials	9.0%
Consumer Discretionary	9.4%
Health Care	11.2%
Financials	12.3%
Technology	34.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	8.3%
Microsoft Corporation	7.0%
NVIDIA Corporation	4.8%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C	1.9%
Broadcom, Inc.	1.7%
First American Government Obligations Fund, Class X	1.7%
Eli Lilly & Company	1.6%

Short Sector Weighting (% of net assets)

Value	Value
Equity	-34.4%

Persimmon Long/Short Fund - Class I (LSEIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.persimmonfunds.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-LSEIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class I Shares – LSEIX

Semi-Annual Financial Statements
and Additional Information
March 31, 2025

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$10,402
230	Omnicom Group, Inc.	19,070
		29,472
	AEROSPACE & DEFENSE - 1.8%
558	Boeing Company (The)(a)	95,167
240	General Dynamics Corporation	65,419
364	Howmet Aerospace, Inc.	47,222
48	Huntington Ingalls Industries, Inc.	9,794
234	L3Harris Technologies, Inc.	48,979
230	Lockheed Martin Corporation	102,743
174	Northrop Grumman Corporation	89,090
1,536	RTX Corporation	203,458
45	Teledyne Technologies, Inc.(a)	22,397
253	Textron, Inc.	18,279
46	TransDigm Group, Inc.	63,631
		766,179
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,239	NIKE, Inc., Class B	78,652
52	Ralph Lauren Corporation	11,478
310	Tapestry, Inc.	21,827
		111,957
	ASSET MANAGEMENT - 0.8%
109	Ameriprise Financial, Inc.	52,768
120	Blackrock, Inc.	113,577
1,157	Charles Schwab Corporation (The)	90,570
264	Franklin Resources, Inc.	5,082
392	Invesco Ltd.	5,947
186	Raymond James Financial, Inc.	25,837
217	T Rowe Price Group, Inc.	19,936
		313,717
	AUTOMOTIVE - 0.3%
235	Aptiv Holdings Ltd.(a)	13,983
198	BorgWarner, Inc.	5,673
3,772	Ford Motor Company	37,833

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	AUTOMOTIVE - 0.3% (Continued)
1,149	General Motors Company	$54,037
		111,526
	BANKING - 3.0%
2,039	Citigroup, Inc.	144,749
442	Citizens Financial Group, Inc.	18,109
147	Comerica, Inc.	8,682
730	Fifth Third Bancorp	28,616
1,082	Huntington Bancshares, Inc.	16,241
2,363	JPMorgan Chase & Company	579,644
1,054	KeyCorporation	16,853
442	PNC Financial Services Group, Inc. (The)	77,690
975	Regions Financial Corporation	21,187
3,798	Wells Fargo & Company	272,658
		1,184,429
	BANKS - 0.8%
7,503	Bank of America Corporation	313,100

	BEVERAGES - 1.4%
3,879	Coca-Cola Company (The)	277,813
162	Constellation Brands, Inc., Class A	29,730
179	Molson Coors Beverage Company, Class B	10,896
790	Monster Beverage Corporation(a)	46,231
1,355	PepsiCo, Inc.	203,169
		567,839
	BIOTECH & PHARMA - 4.9%
1,693	AbbVie, Inc.	354,718
577	Amgen, Inc.	179,764
762	Eli Lilly & Company	629,344
2,102	Johnson & Johnson	348,596
2,403	Merck & Company, Inc.	215,693
80	Regeneron Pharmaceuticals, Inc.	50,738
258	Vertex Pharmaceuticals, Inc.(a)	125,084
359	Zoetis, Inc.	59,109
		1,963,046

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	CABLE & SATELLITE - 0.4%
4,450	Comcast Corporation, Class A	$164,205

	CHEMICALS - 1.5%
224	Air Products and Chemicals, Inc.	66,062
103	Albemarle Corporation	7,418
92	Avery Dennison Corporation	16,373
119	Celanese Corporation	6,756
239	CF Industries Holdings, Inc.	18,678
764	Corteva, Inc.	48,079
723	Dow, Inc.	25,247
676	DuPont de Nemours, Inc.	50,484
126	Eastman Chemical Company	11,102
506	Linde plc	235,613
228	LyondellBasell Industries N.V., A	16,051
362	Mosaic Company (The)	9,778
241	PPG Industries, Inc.	26,353
252	Sherwin-Williams Company (The)	87,996
		625,990
	COMMERCIAL SUPPORT SERVICES - 0.6%
296	Cintas Corporation	60,837
211	Republic Services, Inc.	51,096
114	Robert Half, Inc.	6,219
210	Rollins, Inc.	11,346
410	Waste Management, Inc.	94,919
		224,417
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	32,035
143	Vulcan Materials Company	33,362
		65,397
	CONSUMER FINANCE - 0.2%
431	Capital One Financial Corporation	77,278

	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	14,841

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	CONTAINERS & PACKAGING - 0.2% (Continued)
392	International Paper Company	$20,913
94	Packaging Corporation of America	18,614
314	Smurfit WestRock plc	14,149
		68,517
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	29,518
82	Equinix, Inc.	66,859
		96,377
	DIVERSIFIED INDUSTRIALS - 1.7%
151	Dover Corporation	26,528
364	Eaton Corporation PLC	98,946
611	Emerson Electric Company	66,990
1,155	General Electric Company	231,173
728	Honeywell International, Inc.	154,154
296	Illinois Tool Works, Inc.	73,411
154	Pentair PLC	13,472
		664,674
	E-COMMERCE DISCRETIONARY - 4.0%
8,300	Amazon.com, Inc.(a)	1,579,158
740	eBay, Inc.	50,120
		1,629,278
	ELECTRIC UTILITIES - 2.2%
691	AES Corporation (The)	8,582
279	Alliant Energy Corporation	17,954
277	Ameren Corporation	27,811
540	American Electric Power Company, Inc.	59,006
521	CenterPoint Energy, Inc.	18,876
327	CMS Energy Corporation	24,561
298	Consolidated Edison, Inc.	32,956
341	Constellation Energy Corporation	68,756
204	DTE Energy Company	28,207
685	Duke Energy Corporation	83,549
399	Edison International	23,509
428	Entergy Corporation	36,590

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRIC UTILITIES - 2.2% (Continued)
1,024	Exelon Corporation	$47,186
621	FirstEnergy Corporation	25,101
1,908	NextEra Energy, Inc.	135,257
238	NRG Energy, Inc.	22,719
815	PPL Corporation	29,430
561	Public Service Enterprise Group, Inc.	46,170
622	Sempra Energy	44,386
1,131	Southern Company (The)	103,995
		884,601
	ELECTRICAL EQUIPMENT - 1.5%
140	A O Smith Corporation	9,150
96	Allegion plc	12,524
218	AMETEK, Inc.	37,527
1,168	Amphenol Corporation, Class A	76,609
729	Carrier Global Corporation	46,219
316	Fortive Corporation	23,125
288	GE Vernova, LLC	87,920
810	Johnson Controls International plc	64,889
193	Keysight Technologies, Inc.(a)	28,906
397	Otis Worldwide Corporation	40,970
103	Rockwell Automation, Inc.	26,613
321	TE Connectivity plc	45,364
249	Trane Technologies PLC	83,893
		583,709
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Solutions, Inc.	16,199
155	Quanta Services, Inc.	39,398
		55,597
	ENTERTAINMENT CONTENT - 0.2%
319	Electronic Arts, Inc.	46,102
339	Fox Corporation, Class A	19,187
154	Fox Corporation - Class B, Class B	8,117
122	Take-Two Interactive Software, Inc.(a)	25,285
		98,691

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	FOOD - 0.6%
524	Conagra Brands, Inc.	$13,975
649	General Mills, Inc.	38,804
168	Hershey Company (The)	28,733
269	Kellanova	22,190
635	Kraft Heinz Company (The)	19,323
139	Lamb Weston Holdings, Inc.	7,409
1,397	Mondelez International, Inc., Class A	94,786
		225,220
	GAS & WATER UTILITIES - 0.2%
201	American Water Works Company, Inc.	29,652
132	Atmos Energy Corporation	20,405
372	NiSource, Inc.	14,913
		64,970
	HEALTH CARE FACILITIES & SERVICES - 3.0%
291	Cardinal Health, Inc.	40,091
157	Cencora, Inc.	43,660
657	Centene Corporation(a)	39,886
325	Cigna Group (The)	106,925
1,386	CVS Health Corporation	93,902
88	DaVita, Inc.(a)	13,461
252	Elevance Health, Inc.	109,610
257	HCA Healthcare, Inc.	88,806
142	Henry Schein, Inc.(a)	9,726
135	Humana, Inc.	35,721
174	IQVIA Holdings, Inc.(a)	30,676
95	Labcorp Holdings, Inc.	22,110
190	McKesson Corporation	127,868
130	Quest Diagnostics, Inc.	21,996
738	UnitedHealth Group, Inc.	386,529
76	Universal Health Services, Inc., Class B	14,280
		1,185,247
	HEALTH CARE REIT - 0.3%
373	Ventas, Inc.	25,647

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE REIT - 0.3% (Continued)
410	Welltower, Inc.	$62,816
		88,463
	HOME CONSTRUCTION - 0.2%
274	DR Horton, Inc.	34,834
287	Masco Corporation	19,958
3	NVR, Inc.(a)	21,733
213	PulteGroup, Inc.	21,896
		98,421
	HOMEBUILDING - 0.0%(b)
143	Millrose Properties, Inc.(a)	3,791

	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	9,933

	HOUSEHOLD PRODUCTS - 1.3%
272	Church & Dwight Company, Inc.	29,944
826	Colgate-Palmolive Company	77,396
2,385	Procter & Gamble Company (The)	406,452
		513,792
	INDUSTRIAL REIT - 0.3%
866	Prologis, Inc.	96,809

	INDUSTRIAL SUPPORT SERVICES - 0.3%
550	Fastenal Company	42,653
66	United Rentals, Inc.	41,362
41	WW Grainger, Inc.	40,501
		124,516
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
922	Bank of New York Mellon Corporation (The)	77,328
118	Cboe Global Markets, Inc.	26,702
387	CME Group, Inc.	102,667
326	Goldman Sachs Group, Inc. (The)	178,091
588	Intercontinental Exchange, Inc.	101,430
1,418	Morgan Stanley	165,438

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.8% (Continued)
351	Nasdaq, Inc.	$26,627
231	Northern Trust Corp.	22,788
384	State Street Corporation	34,380
		735,451
	INSURANCE - 5.1%
795	Aflac, Inc.	88,396
356	Allstate Corporation (The)	73,717
753	American International Group, Inc.	65,466
220	Aon PLC, Class A	87,800
164	Arthur J Gallagher & Company	56,619
67	Assurant, Inc.	14,053
1,492	Berkshire Hathaway, Inc., Class B(a)	794,609
464	Chubb Ltd.	140,123
237	Cincinnati Financial Corporation	35,010
38	Everest Re Group Ltd.	13,807
111	Globe Life, Inc.	14,621
396	Hartford Financial Services Group, Inc. (The)	48,997
259	Loews Corporation	23,805
532	Marsh & McLennan Companies, Inc.	129,824
806	MetLife, Inc.	64,714
227	Principal Financial Group, Inc.	19,152
652	Progressive Corporation (The)	184,523
407	Prudential Financial, Inc.	45,454
293	Travelers Companies, Inc. (The)	77,487
328	W R Berkley Corporation	23,340
134	Willis Towers Watson PLC	45,285
		2,046,802
	INTERNET MEDIA & SERVICES - 5.8%
5,680	Alphabet, Inc., Class A	878,355
4,960	Alphabet, Inc., Class C	774,901
41	Booking Holdings, Inc.	188,883
121	Expedia Group, Inc.	20,340
463	Netflix, Inc.(a)	431,761
		2,294,240

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.8%
369	Carnival Corporation(a)	$7,207
1,150	Chipotle Mexican Grill, Inc.(a)	57,742
113	Darden Restaurants, Inc.	23,477
38	Domino’s Pizza, Inc.	17,459
284	Hilton Worldwide Holdings, Inc.	64,624
127	Live Nation Entertainment, Inc.(a)	16,584
258	Marriott International, Inc., Class A	61,456
707	McDonald’s Corporation	220,845
475	MGM Resorts International(a)	14,079
210	Norwegian Cruise Line Holdings Ltd.(a)	3,982
166	Royal Caribbean Cruises Ltd.	34,103
1,246	Starbucks Corporation	122,219
92	Wynn Resorts Ltd.	7,682
319	Yum! Brands, Inc.	50,198
		701,657
	MACHINERY - 1.3%
581	Caterpillar, Inc.	191,613
323	Deere & Company	151,600
73	IDEX Corporation	13,211
342	Ingersoll Rand, Inc.	27,370
109	Parker-Hannifin Corporation	66,256
51	Snap-on, Inc.	17,188
205	Veralto Corporation	19,977
186	Xylem, Inc.	22,220
		509,435
	MEDICAL EQUIPMENT & DEVICES - 3.3%
1,715	Abbott Laboratories	227,495
44	ABIOMED, Inc. - CVR(a)	—
299	Agilent Technologies, Inc.	34,977
1,472	Boston Scientific Corporation(a)	148,495
192	Cooper Companies, Inc. (The)(a)	16,195
615	Danaher Corporation	126,075
376	DexCom, Inc.(a)	25,677
681	Edwards Lifesciences Corporation(a)	49,359

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3% (Continued)
385	GE HealthCare Technologies, Inc.	$31,073
249	Hologic, Inc.(a)	15,381
79	IDEXX Laboratories, Inc.(a)	33,176
342	Intuitive Surgical, Inc.(a)	169,382
23	Mettler-Toledo International, Inc.(a)	27,161
139	ResMed, Inc.	31,115
83	STERIS plc	18,812
335	Stryker Corporation	124,704
395	Thermo Fisher Scientific, Inc.	196,552
61	Waters Corporation(a)	22,483
74	West Pharmaceutical Services, Inc.	16,567
		1,314,679
	METALS & MINING - 0.1%
1,337	Freeport-McMoRan, Inc.	50,619

	OIL & GAS PRODUCERS - 3.5%
372	APA Corporation	7,819
1,850	Chevron Corporation	309,487
1,469	ConocoPhillips	154,274
411	Coterra Energy, Inc.	11,878
376	Devon Energy Corporation	14,062
160	Diamondback Energy, Inc.	25,581
573	EOG Resources, Inc.	73,482
3,598	Exxon Mobil Corporation	427,909
270	Hess Corporation	43,127
637	Marathon Petroleum Corporation	92,805
850	Occidental Petroleum Corporation	41,956
436	ONEOK, Inc.	43,260
424	Phillips 66	52,356
398	Valero Energy Corporation	52,564
1,200	Williams Companies, Inc. (The)	71,712
		1,422,272
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	28,524

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.3% (Continued)
865	Halliburton Company	$21,945
1,377	Schlumberger N.V.	57,558
		108,027
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	8,330
101	News Corporation, Class B	3,067
		11,397
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	43,157

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	29,403
334	Equity Residential	23,908
64	Essex Property Trust, Inc.	19,620
117	Mid-America Apartment Communities, Inc.	19,607
		92,538
	RETAIL - CONSUMER STAPLES - 2.1%
392	Costco Wholesale Corporation	370,747
247	Dollar Tree, Inc.(a)	18,542
900	Kroger Company (The)	60,921
455	Target Corporation	47,484
3,789	Walmart, Inc.	332,636
		830,330
	RETAIL - DISCRETIONARY - 2.6%
23	AutoZone, Inc.(a)	87,694
216	Bath & Body Works, Inc.	6,549
213	Best Buy Company, Inc.	15,679
149	Genuine Parts Company	17,752
1,006	Home Depot, Inc. (The)	368,689
767	Lowe’s Companies, Inc.	178,887
75	O’Reilly Automotive, Inc.(a)	107,444
356	Ross Stores, Inc.	45,493
1,188	TJX Companies, Inc. (The)	144,698
570	Tractor Supply Company	31,407

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
61	Ulta Beauty, Inc.(a)	$22,359
		1,026,651
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	6,750
425	Kimco Realty Corporation	9,027
155	Regency Centers Corporation	11,433
323	Simon Property Group, Inc.	53,644
		80,854
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	18,264
151	Public Storage	45,193
		63,457
	SEMICONDUCTORS - 9.0%
909	Advanced Micro Devices, Inc.(a)	93,391
531	Analog Devices, Inc.	107,087
984	Applied Materials, Inc.	142,798
4,100	Broadcom, Inc.	686,463
153	KLA Corporation	104,009
1,350	Lam Research Corporation	98,145
432	Microchip Technology, Inc.	20,913
942	Micron Technology, Inc.	81,850
17,560	NVIDIA Corporation	1,903,154
1,140	QUALCOMM, Inc.	175,115
100	Sandisk Corp(a)	4,761
899	Texas Instruments, Inc.	161,550
		3,579,236
	SOFTWARE - 10.2%
441	Adobe, Inc.(a)	169,137
150	Akamai Technologies, Inc.(a)	12,075
83	ANSYS, Inc.(a)	26,274
224	Autodesk, Inc.(a)	58,643
261	Cadence Design Systems, Inc.(a)	66,380
650	Fortinet, Inc.(a)	62,569
581	Gen Digital, Inc.	15,420

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 10.2% (Continued)
246	Intuit, Inc.	$151,042
7,444	Microsoft Corporation	2,794,402
1,307	Oracle Corporation	182,732
95	Roper Technologies, Inc.	56,010
771	Salesforce, Inc.	206,905
169	ServiceNow, Inc.(a)	134,548
135	Synopsys, Inc.(a)	57,895
40	Tyler Technologies, Inc.(a)	23,256
		4,017,288
	SPECIALTY FINANCE - 0.6%
643	American Express Company	172,999
286	Discover Financial Services	48,820
541	Synchrony Financial	28,641
		250,460
	SPECIALTY REITS - 0.1%
316	Iron Mountain, Inc.	27,189

	STEEL - 0.1%
304	Nucor Corporation	36,583

	TECHNOLOGY HARDWARE - 9.7%
14,818	Apple, Inc.	3,291,523
816	Arista Networks, Inc.(a)	63,224
4,461	Cisco Systems, Inc.	275,289
61	F5, Inc.(a)	16,242
149	Garmin Ltd.	32,352
1,288	Hewlett Packard Enterprise Company	19,874
1,352	HP, Inc.	37,437
342	Juniper Networks, Inc.	12,377
161	Motorola Solutions, Inc.	70,487
217	NetApp, Inc.	19,061
217	Seagate Technology Holdings PLC	18,434
302	Western Digital Corporation(a)	12,210
		3,868,510

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES - 5.6%
643	Accenture PLC, Class A	$200,642
134	Amentum Holdings, Inc.(a)	2,439
435	Automatic Data Processing, Inc.	132,906
115	Broadridge Financial Solutions, Inc.	27,883
142	CDW Corporation	22,757
114	Equifax, Inc.	27,766
568	Fiserv, Inc.(a)	125,431
88	Gartner, Inc.(a)	36,937
897	International Business Machines Corporation	223,048
80	Jack Henry & Associates, Inc.	14,608
124	Leidos Holdings, Inc.	16,733
855	Mastercard, Inc., Class A	468,642
166	Moody’s Corporation	77,305
83	MSCI, Inc.	46,937
311	Paychex, Inc.	47,981
293	S&P Global, Inc.	148,873
170	Verisk Analytics, Inc.	50,595
1,637	Visa, Inc., Class A	573,702
		2,245,185
	TELECOMMUNICATIONS - 0.3%
424	T-Mobile US, Inc.	113,085

	TOBACCO & CANNABIS - 0.9%
1,895	Altria Group, Inc.	113,738
1,586	Philip Morris International, Inc.	251,746
		365,484
	TRANSPORTATION & LOGISTICS - 1.4%
442	American Airlines Group, Inc.(a)	4,663
134	CH Robinson Worldwide, Inc.	13,722
2,331	CSX Corporation	68,601
620	Delta Air Lines, Inc.	27,032
179	Expeditors International of Washington, Inc.	21,525
221	FedEx Corporation	53,875
89	JB Hunt Transport Services, Inc.	13,168

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4% (Continued)
253	Norfolk Southern Corporation	$59,923
188	Old Dominion Freight Line, Inc.	31,105
646	Union Pacific Corporation	152,611
244	United Airlines Holdings, Inc.(a)	16,848
706	United Parcel Service, Inc., Class B	77,653
		540,726
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	46,703
534	PACCAR, Inc.	51,995
178	Westinghouse Air Brake Technologies Corporation	32,280
		130,978
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	29,382
526	Sysco Corporation	39,471
		68,853
	WHOLESALE - DISCRETIONARY - 0.2%
704	Copart, Inc.(a)	39,839
268	LKQ Corporation	11,401
39	Pool Corporation	12,416
		63,656

	TOTAL COMMON STOCKS (Cost $18,133,747)	39,649,957

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND- 1.7%
672,949	First American Government Obligations Fund, Class, CLASS X, 4.25% (Cost $672,949)(c)	672,949

	TOTAL INVESTMENTS - 101.2% (Cost $18,806,696)	$40,322,906
	TOTAL SECURITIES SOLD SHORT – (34.4)% (Proceeds - $14,182,812)	(13,705,055)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 33.2%	13,244,590
	NET ASSETS - 100.0%	$39,862,441

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — (34.4)%
	EQUITY - (34.4)%
(24,500)	SPDR S&P 500 ETF Trust	$(13,705,055)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $14,182,812)	$(13,705,055)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investment securities:
At cost	$18,806,696
At fair value	40,322,906
Segregated cash at broker	13,361,755
Dividends and Interest receivable	24,204
Prepaid expenses and other assets	12,517
TOTAL ASSETS	53,721,382

LIABILITIES
Securities sold short, at fair value (proceeds $14,182,812)	13,705,055
Investment advisory fees payable, net	82,576
Fees payable to other affiliates	26,887
Payable for dividends on shorts	35,606
Accrued expenses and other liabilities	8,817
TOTAL LIABILITIES	13,858,941
NET ASSETS	$39,862,441

Composition of Net Assets:
Paid in capital	$21,771,261
Accumulated earnings	18,091,180
NET ASSETS	$39,862,441

Net Asset Value Per Share:
Class I Shares:
Net Assets	$39,862,441
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,657,136
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$15.00

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

INVESTMENT INCOME
Dividends	$227,016
Interest	13,606
Less: Foreign withholding taxes	(107)
TOTAL INVESTMENT INCOME	240,515

EXPENSES
Advisory fees	259,630
Dividend expense on short sales	97,521
Administrative services fees	41,578
Compliance officer fees	15,745
Transfer agent fees	12,393
Audit fees	10,495
Accounting services fees	8,070
Legal fees	6,802
Trustees fees and expenses	5,131
Printing and postage expenses	4,272
Custodian fees	4,185
Insurance expense	3,740
Registration fees	2,779
Third party administrative service fees	175
Other expenses	1,598
TOTAL EXPENSES	474,114

NET INVESTMENT LOSS	(233,599)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	331,609
Securities sold short	(501,944)
Net Realized Loss	(170,335)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,424,848)
Securities sold short	477,757
Net Change in Unrealized Depreciation	(947,091)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,117,426)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,351,025)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(233,599)	$(145,705)
Net realized gain (loss) on investments and futures contracts and foreign currency transactions	(170,335)	279,522
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(947,091)	9,998,797
Net increase (decrease) in net assets resulting from operations	(1,351,025)	10,132,614

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	661,675	723,912
Payments for shares redeemed:
Class I	(1,375,696)	(3,626,156)
Net decrease from shares of beneficial interest transactions	(714,021)	(2,902,244)

NET INCREASE (DECREASE) IN NET ASSETS	(2,065,046)	7,230,370

NET ASSETS
Beginning of Period	41,927,487	34,697,117
End of Period	$39,862,441	$41,927,487

SHARE ACTIVITY

Class I:
Shares Sold	41,990	54,376
Shares Redeemed	(89,018)	(263,829)
Net decrease in shares of beneficial interest outstanding	(47,028)	(209,453)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2025		September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021		September 30, 2020
	(Unaudited)
Net asset value, beginning of period	$15.50		$11.91	$11.08	$11.82		$10.50		$10.08

Income (loss) from investment operations:
Net investment loss (1)	(0.09)		(0.05)	(0.05)	(0.06)		(0.08)		(0.10)
Net realized and unrealized gain (loss) (2)	(0.41)		3.64	0.88	(0.68)		1.40		0.64
Total from investment operations	(0.50)		3.59	0.83	(0.74)		1.32		0.54

Less distributions from:
Net realized gains	—		—	—	—		—		(0.12)
Total distributions	—		—	—	—		—		(0.12)

Net asset value, end of period	$15.00		$15.50	$11.91	$11.08		$11.82		$10.50

Total return (3)	(3.23	)% (9)	30.14%	7.49%	(6.26	)% (8)	12.57	% (8)	5.47%

Net assets, at end of period (000s)	$39,862		$41,927	$34,697	$38,218		$37,378		$33,275

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	2.28	% (10)	1.92%	2.09%	1.91%		2.07%		2.44%

Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	2.28	% (10)	1.92%	2.09%	1.91%		2.15%		2.57%

Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(1.13	)% (10)	(0.38)%	(0.44)%	(0.47)%		(0.62)%		(0.85)%

Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(1.13	)% (10)	(0.38)%	(0.44)%	(0.47)%		(0.70)%		(0.98)%

Portfolio Turnover Rate	373	% (9)	449%	0%	0%		6%		227%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.81	% (10)	1.92%	1.93%	1.82%	2.01%	2.36%
Net expenses to average net assets	1.81	% (10)	1.92%	1.93%	1.82%	2.09%	2.49%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid invsestments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$39,649,957	$—	$—	$39,649,957
Short-Term Investment	672,949	—	—	672,949
Total	$40,322,906	$—	$—	$40,322,906
Liabilities*
Securities Sold Short
Exchange-Traded Fund	$13,705,055	$—	$—	$13,705,055
Total	$13,705,055	$—	$—	$13,705,055

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 2 and Level 3 securities during the period. The were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favourable to the Fund, the benefits realized by the Fund as a result of such favourable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2024, through March 31, 2025.

Segregated Cash at Broker – The Fund, as of March 31, 2025, has $13,361,755 due to the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2022-2024 or expected to be taken in the Fund’s 2025 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $131,142,201 and $116,910,264 respectively.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of March 31, 2025, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

There were no open derivative investments as of the six months ended March 31, 2025.

There was no derivative investments activity recognized in the Statement of Operations as of March 31, 2025.

There were no offsetting arrangements as of March 31, 2025.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dakota Wealth Management, LLC. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. For the six months ended March 31, 2025, the advisory fees incurred by the Fund amounted to $259,630

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2026, to ensure that Total Annual Fund Operating Expenses (exclusive of any (front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expense’s limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2025, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the six months ended March 31, 2025, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2024, are as follows:

Cost for Federal Tax purposes	$18,921,012
Unrealized Appreciation	21,496,897
Unrealized Depreciation	(95,003)
Tax Net Unrealized Appreciation	$21,401,894

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended September 30, 2024 and September 30, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(916,087)	$(2,697,278)	$—	$22,826,742	$19,213,377

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $80,292.

Capital losses incurred after September 30 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $835,795.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

At September 30, 2024, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$1,575,150	$1,122,128	$2,697,278	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2024 as follows:

Accumulated
Paid in Capital	Earnings
$(228,828)	$228,828

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, for the benefit of their customers, Pershing was the record owner of 71.85% of the Fund’s outstanding shares and Charles Schwab was the record owner of 28.15% of the Fund’s outstanding shares.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than:

Persimmon Long/Short Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, (1) by calling 1-855-233-8300, (2) on the Fund’s website at http://www.persimmonfunds.com, or (3) by referring to the Securities and Exchange Commission’s website at http://sec.gov. calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/06/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/06/25

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	6/06/25